Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Entity Central Index Key	0000810902
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000001635
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	Retail
Trading Symbol	BARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[1]
Line Graph [Table Text Block]
	Retail	Russell Midcap Growth Index	Russell 3000 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$10,070	$9,886	$10,014
09/30/15	$9,233	$9,096	$9,288
12/31/15	$9,660	$9,471	$9,870
03/31/16	$9,506	$9,526	$9,966
06/30/16	$9,767	$9,674	$10,228
09/30/16	$10,261	$10,119	$10,678
12/31/16	$10,262	$10,165	$11,127
03/31/17	$11,295	$10,866	$11,766
06/30/17	$12,158	$11,324	$12,121
09/30/17	$12,561	$11,922	$12,675
12/31/17	$12,943	$12,733	$13,478
03/31/18	$13,539	$13,010	$13,392
06/30/18	$14,310	$13,421	$13,912
09/30/18	$15,463	$14,437	$14,903
12/31/18	$12,925	$12,128	$12,772
03/31/19	$15,554	$14,508	$14,566
06/30/19	$17,086	$15,292	$15,162
09/30/19	$16,672	$15,189	$15,338
12/31/19	$17,787	$16,430	$16,734
03/31/20	$14,818	$13,138	$13,236
06/30/20	$18,960	$17,113	$16,152
09/30/20	$20,543	$18,717	$17,639
12/31/20	$23,653	$22,277	$20,229
03/31/21	$23,396	$22,151	$21,513
06/30/21	$25,725	$24,604	$23,285
09/30/21	$25,673	$24,417	$23,262
12/31/21	$26,948	$25,112	$25,420
03/31/22	$23,023	$21,953	$24,078
06/30/22	$18,154	$17,327	$20,057
09/30/22	$17,767	$17,214	$19,161
12/31/22	$19,927	$18,402	$20,537
03/31/23	$20,978	$20,083	$22,012
06/30/23	$21,726	$21,335	$23,858
09/30/23	$20,753	$20,221	$23,082
12/31/23	$23,322	$23,162	$25,868
03/31/24	$24,706	$25,362	$28,460
06/30/24	$23,824	$24,547	$29,376
09/30/24	$25,793	$26,153	$31,205
12/31/24	$25,765	$28,282	$32,027
03/31/25	$25,006	$26,268	$30,515

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	1.21%	11.03%	9.60%
Russell Midcap Growth Index	3.57%	14.86%	10.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 3,936,087,159
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 21,414,629
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,936,087,159
# of Issuers	52
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$21,414,629

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	26.3%
Industrials	21.8%
Health Care	16.2%
Financials	13.8%
Consumer Discretionary	7.7%
Real Estate	7.6%
Communication Services	6.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Gartner, Inc.	8.2%
Verisk Analytics, Inc.	5.7%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.5%
Space Exploration Technologies Corp.	5.3%
Arch Capital Group Ltd.	4.9%
Mettler-Toledo International, Inc.	4.4%
CoStar Group, Inc.	4.3%
Fair Isaac Corp.	3.5%
Roper Technologies, Inc.	3.4%
Total	50.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000077818
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	Institutional
Trading Symbol	BARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[2]
Line Graph [Table Text Block]
	Institutional	Russell Midcap Growth Index	Russell 3000 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$1,007,581	$988,594	$1,001,379
09/30/15	$924,483	$909,610	$928,787
12/31/15	$967,914	$947,068	$987,019
03/31/16	$953,201	$952,551	$996,576
06/30/16	$979,829	$967,436	$1,022,792
09/30/16	$1,030,268	$1,011,860	$1,067,771
12/31/16	$1,030,878	$1,016,475	$1,112,718
03/31/17	$1,135,765	$1,086,552	$1,176,624
06/30/17	$1,223,345	$1,132,352	$1,212,105
09/30/17	$1,264,712	$1,192,173	$1,267,514
12/31/17	$1,303,980	$1,273,314	$1,347,841
03/31/18	$1,365,043	$1,301,003	$1,339,154
06/30/18	$1,443,685	$1,342,083	$1,391,231
09/30/18	$1,561,001	$1,443,740	$1,490,342
12/31/18	$1,305,751	$1,212,824	$1,277,191
03/31/19	$1,572,178	$1,450,796	$1,456,552
06/30/19	$1,728,136	$1,529,165	$1,516,199
09/30/19	$1,687,515	$1,518,864	$1,533,825
12/31/19	$1,801,438	$1,643,010	$1,673,362
03/31/20	$1,501,799	$1,313,752	$1,323,635
06/30/20	$1,922,615	$1,711,307	$1,615,200
09/30/20	$2,084,652	$1,871,715	$1,763,919
12/31/20	$2,401,806	$2,227,704	$2,022,891
03/31/21	$2,377,024	$2,215,111	$2,151,282
06/30/21	$2,615,552	$2,460,369	$2,328,544
09/30/21	$2,611,835	$2,441,673	$2,326,175
12/31/21	$2,743,405	$2,511,247	$2,541,987
03/31/22	$2,345,090	$2,195,323	$2,407,810
06/30/22	$1,850,523	$1,732,730	$2,005,677
09/30/22	$1,812,280	$1,721,419	$1,916,132
12/31/22	$2,033,631	$1,840,221	$2,053,749
03/31/23	$2,142,310	$2,008,341	$2,201,215
06/30/23	$2,220,160	$2,133,543	$2,385,826
09/30/23	$2,122,127	$2,022,089	$2,308,196
12/31/23	$2,386,423	$2,316,224	$2,586,837
03/31/24	$2,529,622	$2,536,189	$2,846,022
06/30/24	$2,440,811	$2,454,688	$2,937,550
09/30/24	$2,644,365	$2,615,258	$3,120,533
12/31/24	$2,643,333	$2,828,181	$3,202,706
03/31/25	$2,566,855	$2,626,813	$3,051,477

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	1.47%	11.32%	9.89%
Russell Midcap Growth Index	3.57%	14.86%	10.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 3,936,087,159
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 21,414,629
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,936,087,159
# of Issuers	52
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$21,414,629

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	26.3%
Industrials	21.8%
Health Care	16.2%
Financials	13.8%
Consumer Discretionary	7.7%
Real Estate	7.6%
Communication Services	6.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Gartner, Inc.	8.2%
Verisk Analytics, Inc.	5.7%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.5%
Space Exploration Technologies Corp.	5.3%
Arch Capital Group Ltd.	4.9%
Mettler-Toledo International, Inc.	4.4%
CoStar Group, Inc.	4.3%
Fair Isaac Corp.	3.5%
Roper Technologies, Inc.	3.4%
Total	50.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000165210
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	R6
Trading Symbol	BARUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[3]
Line Graph [Table Text Block]
	R6	Russell Midcap Growth Index	Russell 3000 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$5,037,907	$4,942,970	$5,006,895
09/30/15	$4,622,417	$4,548,049	$4,643,934
12/31/15	$4,839,570	$4,735,341	$4,935,093
03/31/16	$4,766,005	$4,762,755	$4,982,881
06/30/16	$4,899,972	$4,837,178	$5,113,960
09/30/16	$5,151,338	$5,059,300	$5,338,856
12/31/16	$5,154,388	$5,082,377	$5,563,588
03/31/17	$5,677,962	$5,432,761	$5,883,120
06/30/17	$6,115,860	$5,661,759	$6,060,526
09/30/17	$6,322,693	$5,960,865	$6,337,571
12/31/17	$6,519,033	$6,366,572	$6,739,204
03/31/18	$6,824,352	$6,505,013	$6,695,768
06/30/18	$7,217,567	$6,710,417	$6,956,157
09/30/18	$7,804,150	$7,218,702	$7,451,708
12/31/18	$6,526,896	$6,064,118	$6,385,955
03/31/19	$7,860,041	$7,253,981	$7,282,758
06/30/19	$8,638,857	$7,645,823	$7,580,994
09/30/19	$8,435,753	$7,594,320	$7,669,123
12/31/19	$9,006,376	$8,215,048	$8,366,811
03/31/20	$7,507,150	$6,568,762	$6,618,176
06/30/20	$9,612,276	$8,556,534	$8,075,999
09/30/20	$10,422,480	$9,358,577	$8,819,594
12/31/20	$12,007,282	$11,138,518	$10,114,455
03/31/21	$11,883,368	$11,075,555	$10,756,411
06/30/21	$13,075,009	$12,301,843	$11,642,719
09/30/21	$13,057,455	$12,208,365	$11,630,877
12/31/21	$13,715,403	$12,556,233	$12,709,933
03/31/22	$11,723,742	$10,976,617	$12,039,050
06/30/22	$9,250,800	$8,663,651	$10,028,383
09/30/22	$9,060,688	$8,607,093	$9,580,662
12/31/22	$10,166,380	$9,201,103	$10,268,746
03/31/23	$10,708,691	$10,041,705	$11,006,073
06/30/23	$11,099,066	$10,667,714	$11,929,129
09/30/23	$10,607,770	$10,110,443	$11,540,981
12/31/23	$11,929,315	$11,581,121	$12,934,186
03/31/24	$12,644,201	$12,680,944	$14,230,112
06/30/24	$12,201,270	$12,273,440	$14,687,751
09/30/24	$13,217,947	$13,076,292	$15,602,664
12/31/24	$13,212,763	$14,140,904	$16,013,530
03/31/25	$12,830,331	$13,134,064	$15,257,383

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	1.47%	11.31%	9.88%
Russell Midcap Growth Index	3.57%	14.86%	10.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 3,936,087,159
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 21,414,629
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,936,087,159
# of Issuers	52
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$21,414,629

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	26.3%
Industrials	21.8%
Health Care	16.2%
Financials	13.8%
Consumer Discretionary	7.7%
Real Estate	7.6%
Communication Services	6.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Gartner, Inc.	8.2%
Verisk Analytics, Inc.	5.7%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.5%
Space Exploration Technologies Corp.	5.3%
Arch Capital Group Ltd.	4.9%
Mettler-Toledo International, Inc.	4.4%
CoStar Group, Inc.	4.3%
Fair Isaac Corp.	3.5%
Roper Technologies, Inc.	3.4%
Total	50.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000001636
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	Retail
Trading Symbol	BGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$67Footnote Reference**	1.38%Footnote Reference*Footnote Reference^
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $4.
Footnote^	Includes interest expense of 0.08%.

Expenses Paid, Amount	$ 67	[4]
Expense Ratio, Percent	1.38%	[5],[6]
Line Graph [Table Text Block]
	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$9,882	$10,198	$10,014
09/30/15	$9,022	$8,866	$9,288
12/31/15	$9,142	$9,249	$9,870
03/31/16	$9,165	$8,816	$9,966
06/30/16	$9,469	$9,101	$10,228
09/30/16	$9,707	$9,941	$10,678
12/31/16	$9,694	$10,295	$11,127
03/31/17	$10,696	$10,846	$11,766
06/30/17	$11,336	$11,322	$12,121
09/30/17	$11,695	$12,026	$12,675
12/31/17	$12,314	$12,578	$13,478
03/31/18	$12,611	$12,867	$13,392
06/30/18	$13,612	$13,797	$13,912
09/30/18	$14,682	$14,559	$14,903
12/31/18	$11,955	$11,407	$12,772
03/31/19	$14,536	$13,363	$14,566
06/30/19	$15,547	$13,730	$15,162
09/30/19	$15,430	$13,157	$15,338
12/31/19	$16,754	$14,656	$16,734
03/31/20	$13,008	$10,880	$13,236
06/30/20	$16,571	$14,207	$16,152
09/30/20	$18,373	$15,224	$17,639
12/31/20	$22,235	$19,732	$20,229
03/31/21	$22,428	$20,694	$21,513
06/30/21	$24,162	$21,504	$23,285
09/30/21	$25,023	$20,289	$23,262
12/31/21	$26,647	$20,291	$25,420
03/31/22	$23,079	$17,729	$24,078
06/30/22	$18,753	$14,315	$20,057
09/30/22	$18,441	$14,350	$19,161
12/31/22	$20,625	$14,943	$20,537
03/31/23	$22,239	$15,850	$22,012
06/30/23	$22,826	$16,968	$23,858
09/30/23	$21,976	$15,726	$23,082
12/31/23	$23,653	$17,731	$25,868
03/31/24	$24,944	$19,075	$28,460
06/30/24	$22,877	$18,518	$29,376
09/30/24	$25,409	$20,076	$31,205
12/31/24	$24,778	$20,418	$32,027
03/31/25	$23,710	$18,148	$30,515

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	(4.94%)	12.76%	9.02%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 6,189,874,722
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 35,171,517
InvestmentCompanyPortfolioTurnover	0.00%	[7]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,189,874,722
# of Issuers	29
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$35,171,517

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Footnote	Description
Footnote†	Less than 0.5%.

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	53.2%
Consumer Discretionary	14.8%
Information Technology	14.0%
Real Estate	10.0%
Health Care	5.2%
Communication Services	2.6%
Materials	0.0%Footnote Reference‡
Industrials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Arch Capital Group Ltd.	13.2%
MSCI, Inc.	11.3%
Gartner, Inc.	8.7%
Kinsale Capital Group, Inc.	7.1%
FactSet Research Systems, Inc.	7.1%
Choice Hotels International, Inc.	6.4%
CoStar Group, Inc.	5.9%
Primerica, Inc.	5.6%
Vail Resorts, Inc.	5.1%
Morningstar, Inc.	4.4%
Total	74.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000077819
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	Institutional
Trading Symbol	BGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54Footnote Reference**	1.12%Footnote Reference*Footnote Reference^
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $4.
Footnote^	Includes interest expense of 0.08%.

Expenses Paid, Amount	$ 54	[8]
Expense Ratio, Percent	1.12%	[9],[10]
Line Graph [Table Text Block]
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$988,944	$1,019,769	$1,001,379
09/30/15	$903,284	$886,571	$928,787
12/31/15	$915,899	$924,868	$987,019
03/31/16	$918,748	$881,556	$996,576
06/30/16	$949,795	$910,128	$1,022,792
09/30/16	$974,434	$994,054	$1,067,771
12/31/16	$973,698	$1,029,544	$1,112,718
03/31/17	$1,075,038	$1,084,612	$1,176,624
06/30/17	$1,140,197	$1,132,214	$1,212,105
09/30/17	$1,177,019	$1,202,618	$1,267,514
12/31/17	$1,240,038	$1,257,760	$1,347,841
03/31/18	$1,270,704	$1,286,681	$1,339,154
06/30/18	$1,372,510	$1,379,741	$1,391,231
09/30/18	$1,481,448	$1,455,947	$1,490,342
12/31/18	$1,206,947	$1,140,689	$1,277,191
03/31/19	$1,468,513	$1,336,258	$1,456,552
06/30/19	$1,571,687	$1,372,978	$1,516,199
09/30/19	$1,560,796	$1,315,682	$1,533,825
12/31/19	$1,695,811	$1,465,597	$1,673,362
03/31/20	$1,317,623	$1,087,987	$1,323,635
06/30/20	$1,679,385	$1,420,737	$1,615,200
09/30/20	$1,863,235	$1,522,434	$1,763,919
12/31/20	$2,256,352	$1,973,166	$2,022,891
03/31/21	$2,277,496	$2,069,363	$2,151,282
06/30/21	$2,455,143	$2,150,429	$2,328,544
09/30/21	$2,544,238	$2,028,874	$2,326,175
12/31/21	$2,711,049	$2,029,101	$2,541,987
03/31/22	$2,349,576	$1,772,878	$2,407,810
06/30/22	$1,910,325	$1,431,523	$2,005,677
09/30/22	$1,879,571	$1,434,985	$1,916,132
12/31/22	$2,103,854	$1,494,282	$2,053,749
03/31/23	$2,269,595	$1,585,025	$2,201,215
06/30/23	$2,331,189	$1,696,809	$2,385,826
09/30/23	$2,245,776	$1,572,626	$2,308,196
12/31/23	$2,418,805	$1,773,090	$2,586,837
03/31/24	$2,552,332	$1,907,523	$2,846,022
06/30/24	$2,342,230	$1,851,840	$2,937,550
09/30/24	$2,603,302	$2,007,581	$3,120,533
12/31/24	$2,540,341	$2,041,789	$3,202,706
03/31/25	$2,432,423	$1,814,828	$3,051,477

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	(4.70%)	13.04%	9.30%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 6,189,874,722
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 35,171,517
InvestmentCompanyPortfolioTurnover	0.00%	[11]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,189,874,722
# of Issuers	29
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$35,171,517

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Footnote	Description
Footnote†	Less than 0.5%.

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	53.2%
Consumer Discretionary	14.8%
Information Technology	14.0%
Real Estate	10.0%
Health Care	5.2%
Communication Services	2.6%
Materials	0.0%Footnote Reference‡
Industrials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Arch Capital Group Ltd.	13.2%
MSCI, Inc.	11.3%
Gartner, Inc.	8.7%
Kinsale Capital Group, Inc.	7.1%
FactSet Research Systems, Inc.	7.1%
Choice Hotels International, Inc.	6.4%
CoStar Group, Inc.	5.9%
Primerica, Inc.	5.6%
Vail Resorts, Inc.	5.1%
Morningstar, Inc.	4.4%
Total	74.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000165211
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	R6
Trading Symbol	BGRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54Footnote Reference**	1.13%Footnote Reference*Footnote Reference^
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $4.
Footnote^	Includes interest expense of 0.08%.

Expenses Paid, Amount	$ 54	[12]
Expense Ratio, Percent	1.13%	[13],[14]
Line Graph [Table Text Block]
	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$4,944,722	$5,098,846	$5,006,895
09/30/15	$4,516,419	$4,432,854	$4,643,934
12/31/15	$4,579,497	$4,624,338	$4,935,093
03/31/16	$4,594,451	$4,407,782	$4,982,881
06/30/16	$4,749,688	$4,550,638	$5,113,960
09/30/16	$4,872,168	$4,970,272	$5,338,856
12/31/16	$4,869,290	$5,147,721	$5,563,588
03/31/17	$5,375,191	$5,423,060	$5,883,120
06/30/17	$5,701,784	$5,661,071	$6,060,526
09/30/17	$5,885,093	$6,013,091	$6,337,571
12/31/17	$6,200,989	$6,288,799	$6,739,204
03/31/18	$6,354,319	$6,433,406	$6,695,768
06/30/18	$6,863,343	$6,898,706	$6,956,157
09/30/18	$7,408,024	$7,279,734	$7,451,708
12/31/18	$6,035,546	$5,703,444	$6,385,955
03/31/19	$7,343,343	$6,681,289	$7,282,758
06/30/19	$7,859,202	$6,864,890	$7,580,994
09/30/19	$7,804,750	$6,578,411	$7,669,123
12/31/19	$8,479,805	$7,327,984	$8,366,811
03/31/20	$6,588,917	$5,439,935	$6,618,176
06/30/20	$8,398,668	$7,103,687	$8,075,999
09/30/20	$9,316,901	$7,612,172	$8,819,594
12/31/20	$11,283,417	$9,865,832	$10,114,455
03/31/21	$11,389,131	$10,346,814	$10,756,411
06/30/21	$12,276,299	$10,752,147	$11,642,719
09/30/21	$12,722,791	$10,144,370	$11,630,877
12/31/21	$13,555,778	$10,145,506	$12,709,933
03/31/22	$11,748,489	$8,864,392	$12,039,050
06/30/22	$9,552,333	$7,157,615	$10,028,383
09/30/22	$9,398,569	$7,174,925	$9,580,662
12/31/22	$10,519,935	$7,471,408	$10,268,746
03/31/23	$11,348,600	$7,925,123	$11,006,073
06/30/23	$11,656,558	$8,484,045	$11,929,129
09/30/23	$11,229,512	$7,863,131	$11,540,981
12/31/23	$12,094,614	$8,865,452	$12,934,186
03/31/24	$12,762,217	$9,537,615	$14,230,112
06/30/24	$11,710,563	$9,259,200	$14,687,751
09/30/24	$13,015,858	$10,037,905	$15,602,664
12/31/24	$12,701,070	$10,208,946	$16,013,530
03/31/25	$12,161,504	$9,074,142	$15,257,383

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	(4.71%)	13.04%	9.30%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 6,189,874,722
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 35,171,517
InvestmentCompanyPortfolioTurnover	0.00%	[15]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,189,874,722
# of Issuers	29
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$35,171,517

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Footnote	Description
Footnote†	Less than 0.5%.

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	53.2%
Consumer Discretionary	14.8%
Information Technology	14.0%
Real Estate	10.0%
Health Care	5.2%
Communication Services	2.6%
Materials	0.0%Footnote Reference‡
Industrials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Arch Capital Group Ltd.	13.2%
MSCI, Inc.	11.3%
Gartner, Inc.	8.7%
Kinsale Capital Group, Inc.	7.1%
FactSet Research Systems, Inc.	7.1%
Choice Hotels International, Inc.	6.4%
CoStar Group, Inc.	5.9%
Primerica, Inc.	5.6%
Vail Resorts, Inc.	5.1%
Morningstar, Inc.	4.4%
Total	74.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000001637
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	Retail
Trading Symbol	BSCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$62	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.31%	[16]
Line Graph [Table Text Block]
	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$9,861	$10,198	$10,014
09/30/15	$8,622	$8,866	$9,288
12/31/15	$8,969	$9,249	$9,870
03/31/16	$8,715	$8,816	$9,966
06/30/16	$9,144	$9,101	$10,228
09/30/16	$9,733	$9,941	$10,678
12/31/16	$9,861	$10,295	$11,127
03/31/17	$10,697	$10,846	$11,766
06/30/17	$11,413	$11,322	$12,121
09/30/17	$11,918	$12,026	$12,675
12/31/17	$12,536	$12,578	$13,478
03/31/18	$12,890	$12,867	$13,392
06/30/18	$13,713	$13,797	$13,912
09/30/18	$14,898	$14,559	$14,903
12/31/18	$11,610	$11,407	$12,772
03/31/19	$14,287	$13,363	$14,566
06/30/19	$14,986	$13,730	$15,162
09/30/19	$14,278	$13,157	$15,338
12/31/19	$15,615	$14,656	$16,734
03/31/20	$11,967	$10,880	$13,236
06/30/20	$16,232	$14,207	$16,152
09/30/20	$18,647	$15,224	$17,639
12/31/20	$21,914	$19,732	$20,229
03/31/21	$22,485	$20,694	$21,513
06/30/21	$23,901	$21,504	$23,285
09/30/21	$24,198	$20,289	$23,262
12/31/21	$25,317	$20,291	$25,420
03/31/22	$21,336	$17,729	$24,078
06/30/22	$17,355	$14,315	$20,057
09/30/22	$16,713	$14,350	$19,161
12/31/22	$17,412	$14,943	$20,537
03/31/23	$19,045	$15,850	$22,012
06/30/23	$20,261	$16,968	$23,858
09/30/23	$19,624	$15,726	$23,082
12/31/23	$22,091	$17,731	$25,868
03/31/24	$24,683	$19,075	$28,460
06/30/24	$23,077	$18,518	$29,376
09/30/24	$25,296	$20,076	$31,205
12/31/24	$25,025	$20,418	$32,027
03/31/25	$22,747	$18,148	$30,515

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	(7.85%)	13.71%	8.57%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 3,754,826,870
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 22,146,753
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,754,826,870
# of Issuers	55
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$22,146,753

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	30.5%
Information Technology	22.8%
Consumer Discretionary	14.9%
Financials	12.9%
Health Care	9.5%
Communication Services	5.1%
Consumer Staples	2.5%
Materials	1.2%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kinsale Capital Group, Inc.	5.8%
Gartner, Inc.	5.3%
Guidewire Software, Inc.	5.0%
Vertiv Holdings Co.	4.8%
TransDigm Group Incorporated	3.7%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.6%
ICON plc	3.0%
Planet Fitness, Inc.	3.0%
SiteOne Landscape Supply, Inc.	2.8%
Total	40.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000077820
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	Institutional
Trading Symbol	BSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[17]
Line Graph [Table Text Block]
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$986,860	$1,019,769	$1,001,379
09/30/15	$863,293	$886,571	$928,787
12/31/15	$898,603	$924,868	$987,019
03/31/16	$873,928	$881,556	$996,576
06/30/16	$917,656	$910,128	$1,022,792
09/30/16	$977,313	$994,054	$1,067,771
12/31/16	$990,814	$1,029,544	$1,112,718
03/31/17	$1,075,535	$1,084,612	$1,176,624
06/30/17	$1,148,098	$1,132,214	$1,212,105
09/30/17	$1,199,767	$1,202,618	$1,267,514
12/31/17	$1,262,771	$1,257,760	$1,347,841
03/31/18	$1,298,912	$1,286,681	$1,339,154
06/30/18	$1,383,240	$1,379,741	$1,391,231
09/30/18	$1,503,709	$1,455,947	$1,490,342
12/31/18	$1,172,719	$1,140,689	$1,277,191
03/31/19	$1,444,394	$1,336,258	$1,456,552
06/30/19	$1,515,839	$1,372,978	$1,516,199
09/30/19	$1,444,864	$1,315,682	$1,533,825
12/31/19	$1,581,613	$1,465,597	$1,673,362
03/31/20	$1,212,519	$1,087,987	$1,323,635
06/30/20	$1,646,294	$1,420,737	$1,615,200
09/30/20	$1,892,186	$1,522,434	$1,763,919
12/31/20	$2,224,947	$1,973,166	$2,022,891
03/31/21	$2,284,325	$2,069,363	$2,151,282
06/30/21	$2,429,914	$2,150,429	$2,328,544
09/30/21	$2,461,887	$2,028,874	$2,326,175
12/31/21	$2,577,285	$2,029,101	$2,541,987
03/31/22	$2,173,130	$1,772,878	$2,407,810
06/30/22	$1,768,975	$1,431,523	$2,005,677
09/30/22	$1,704,591	$1,434,985	$1,916,132
12/31/22	$1,776,924	$1,494,282	$2,053,749
03/31/23	$1,944,685	$1,585,025	$2,201,215
06/30/23	$2,070,841	$1,696,809	$2,385,826
09/30/23	$2,006,421	$1,572,626	$2,308,196
12/31/23	$2,260,044	$1,773,090	$2,586,837
03/31/24	$2,526,907	$1,907,523	$2,846,022
06/30/24	$2,364,438	$1,851,840	$2,937,550
09/30/24	$2,593,277	$2,007,581	$3,120,533
12/31/24	$2,567,689	$2,041,789	$3,202,706
03/31/25	$2,334,757	$1,814,828	$3,051,477

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	(7.60%)	14.00%	8.85%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 3,754,826,870
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 22,146,753
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,754,826,870
# of Issuers	55
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$22,146,753

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	30.5%
Information Technology	22.8%
Consumer Discretionary	14.9%
Financials	12.9%
Health Care	9.5%
Communication Services	5.1%
Consumer Staples	2.5%
Materials	1.2%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kinsale Capital Group, Inc.	5.8%
Gartner, Inc.	5.3%
Guidewire Software, Inc.	5.0%
Vertiv Holdings Co.	4.8%
TransDigm Group Incorporated	3.7%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.6%
ICON plc	3.0%
Planet Fitness, Inc.	3.0%
SiteOne Landscape Supply, Inc.	2.8%
Total	40.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000165212
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	R6
Trading Symbol	BSCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[18]
Line Graph [Table Text Block]
	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$4,934,302	$5,098,846	$5,006,895
09/30/15	$4,316,466	$4,432,854	$4,643,934
12/31/15	$4,493,016	$4,624,338	$4,935,093
03/31/16	$4,369,642	$4,407,782	$4,982,881
06/30/16	$4,588,280	$4,550,638	$5,113,960
09/30/16	$4,886,565	$4,970,272	$5,338,856
12/31/16	$4,954,071	$5,147,721	$5,563,588
03/31/17	$5,377,674	$5,423,060	$5,883,120
06/30/17	$5,738,592	$5,661,071	$6,060,526
09/30/17	$5,996,933	$6,013,091	$6,337,571
12/31/17	$6,311,959	$6,288,799	$6,739,204
03/31/18	$6,494,821	$6,433,406	$6,695,768
06/30/18	$6,914,327	$6,898,706	$6,956,157
09/30/18	$7,516,696	$7,279,734	$7,451,708
12/31/18	$5,861,654	$5,703,444	$6,385,955
03/31/19	$7,220,129	$6,681,289	$7,282,758
06/30/19	$7,577,375	$6,864,890	$7,580,994
09/30/19	$7,222,479	$6,578,411	$7,669,123
12/31/19	$7,906,272	$7,327,984	$8,366,811
03/31/20	$6,060,620	$5,439,935	$6,618,176
06/30/20	$8,229,711	$7,103,687	$8,075,999
09/30/20	$9,459,290	$7,612,172	$8,819,594
12/31/20	$11,123,277	$9,865,832	$10,114,455
03/31/21	$11,420,202	$10,346,814	$10,756,411
06/30/21	$12,145,385	$10,752,147	$11,642,719
09/30/21	$12,305,268	$10,144,370	$11,630,877
12/31/21	$12,881,999	$10,145,506	$12,709,933
03/31/22	$10,864,106	$8,864,392	$12,039,050
06/30/22	$8,843,026	$7,157,615	$10,028,383
09/30/22	$8,521,055	$7,174,925	$9,580,662
12/31/22	$8,882,768	$7,471,408	$10,268,746
03/31/23	$9,721,715	$7,925,123	$11,006,073
06/30/23	$10,352,603	$8,484,045	$11,929,129
09/30/23	$10,030,447	$7,863,131	$11,540,981
12/31/23	$11,298,893	$8,865,452	$12,934,186
03/31/24	$12,633,462	$9,537,615	$14,230,112
06/30/24	$11,820,965	$9,259,200	$14,687,751
09/30/24	$12,961,918	$10,037,905	$15,602,664
12/31/24	$12,833,924	$10,208,946	$16,013,530
03/31/25	$11,668,969	$9,074,142	$15,257,383

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	(7.63%)	14.00%	8.84%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 3,754,826,870
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 22,146,753
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,754,826,870
# of Issuers	55
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$22,146,753

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	30.5%
Information Technology	22.8%
Consumer Discretionary	14.9%
Financials	12.9%
Health Care	9.5%
Communication Services	5.1%
Consumer Staples	2.5%
Materials	1.2%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kinsale Capital Group, Inc.	5.8%
Gartner, Inc.	5.3%
Guidewire Software, Inc.	5.0%
Vertiv Holdings Co.	4.8%
TransDigm Group Incorporated	3.7%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.6%
ICON plc	3.0%
Planet Fitness, Inc.	3.0%
SiteOne Landscape Supply, Inc.	2.8%
Total	40.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000001638
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	Retail
Trading Symbol	BIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[19]
Line Graph [Table Text Block]
	Retail	Russell 3000 Growth Index	S&P 500 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$10,280	$10,027	$10,028
09/30/15	$9,030	$9,432	$9,382
12/31/15	$9,725	$10,100	$10,043
03/31/16	$8,965	$10,134	$10,178
06/30/16	$9,263	$10,215	$10,428
09/30/16	$9,859	$10,718	$10,830
12/31/16	$9,254	$10,847	$11,244
03/31/17	$10,643	$11,784	$11,926
06/30/17	$11,860	$12,332	$12,294
09/30/17	$12,257	$13,063	$12,845
12/31/17	$13,003	$14,056	$13,699
03/31/18	$14,196	$14,265	$13,595
06/30/18	$15,619	$15,103	$14,062
09/30/18	$16,843	$16,444	$15,146
12/31/18	$14,050	$13,759	$13,098
03/31/19	$17,049	$15,985	$14,886
06/30/19	$18,092	$16,704	$15,526
09/30/19	$17,266	$16,889	$15,790
12/31/19	$19,710	$18,691	$17,222
03/31/20	$18,383	$15,915	$13,847
06/30/20	$25,674	$20,370	$16,692
09/30/20	$30,259	$22,989	$18,182
12/31/20	$37,204	$25,842	$20,391
03/31/21	$37,510	$26,150	$21,650
06/30/21	$41,284	$29,126	$23,501
09/30/21	$40,419	$29,328	$23,638
12/31/21	$41,671	$32,522	$26,244
03/31/22	$34,971	$29,513	$25,038
06/30/22	$25,521	$23,366	$21,006
09/30/22	$24,906	$22,579	$19,981
12/31/22	$23,768	$23,102	$21,491
03/31/23	$28,009	$26,301	$23,103
06/30/23	$32,563	$29,582	$25,122
09/30/23	$30,901	$28,593	$24,300
12/31/23	$35,546	$32,622	$27,141
03/31/24	$40,966	$36,284	$30,006
06/30/24	$42,749	$39,112	$31,291
09/30/24	$44,452	$40,449	$33,133
12/31/24	$49,724	$43,210	$33,931
03/31/25	$43,752	$38,891	$32,482

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	6.80%	18.94%	15.90%
Russell 3000 Growth Index	7.18%	19.57%	14.55%
S&P 500 Index	8.25%	18.59%	12.50%

AssetsNet	$ 1,350,412,361
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 7,433,310
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,350,412,361
# of Issuers	45
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,433,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	53.0%
Communication Services	12.7%
Consumer Discretionary	12.3%
Financials	6.3%
Industrials	6.1%
Health Care	5.9%
Real Estate	2.7%
Consumer Staples	0.5%
Materials	0.2%
Cash and Cash Equivalents	0.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corp.	10.2%
Microsoft Corporation	7.2%
Amazon.com, Inc.	6.8%
Meta Platforms Inc.	5.2%
Space Exploration Technologies Corp.	5.2%
Apple, Inc.	4.8%
Broadcom, Inc.	4.5%
Spotify Technology SA	4.5%
Tesla, Inc.	4.3%
argenx SE	2.8%
Total	55.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000077821
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	Institutional
Trading Symbol	BIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[20]
Line Graph [Table Text Block]
	Institutional	Russell 3000 Growth Index	S&P 500 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$1,029,031	$1,002,668	$1,002,780
09/30/15	$904,614	$943,178	$938,217
12/31/15	$974,493	$1,010,034	$1,004,291
03/31/16	$898,826	$1,013,438	$1,017,828
06/30/16	$929,781	$1,021,544	$1,042,820
09/30/16	$989,970	$1,071,839	$1,082,988
12/31/16	$930,029	$1,084,714	$1,124,404
03/31/17	$1,070,374	$1,178,362	$1,192,612
06/30/17	$1,193,257	$1,233,193	$1,229,442
09/30/17	$1,234,002	$1,306,284	$1,284,526
12/31/17	$1,310,213	$1,405,649	$1,369,879
03/31/18	$1,430,812	$1,426,497	$1,359,480
06/30/18	$1,575,977	$1,510,274	$1,406,163
09/30/18	$1,699,554	$1,644,432	$1,514,589
12/31/18	$1,419,629	$1,375,863	$1,309,820
03/31/19	$1,723,501	$1,598,469	$1,488,583
06/30/19	$1,830,246	$1,670,432	$1,552,649
09/30/19	$1,746,876	$1,688,869	$1,579,018
12/31/19	$1,996,062	$1,869,059	$1,722,235
03/31/20	$1,863,326	$1,591,473	$1,384,711
06/30/20	$2,604,649	$2,036,983	$1,669,177
09/30/20	$3,071,315	$2,298,923	$1,818,223
12/31/20	$3,778,237	$2,584,200	$2,039,106
03/31/21	$3,811,427	$2,615,012	$2,165,019
06/30/21	$4,198,041	$2,912,596	$2,350,104
09/30/21	$4,112,825	$2,932,826	$2,363,782
12/31/21	$4,242,764	$3,252,185	$2,624,439
03/31/22	$3,563,070	$2,951,280	$2,503,754
06/30/22	$2,602,590	$2,336,624	$2,100,621
09/30/22	$2,540,623	$2,257,898	$1,998,055
12/31/22	$2,425,405	$2,310,159	$2,149,130
03/31/23	$2,861,106	$2,630,143	$2,310,251
06/30/23	$3,327,791	$2,958,197	$2,512,219
09/30/23	$3,160,288	$2,859,257	$2,429,983
12/31/23	$3,637,623	$3,262,163	$2,714,086
03/31/24	$4,195,321	$3,628,378	$3,000,583
06/30/24	$4,381,220	$3,911,230	$3,129,121
09/30/24	$4,558,405	$4,044,928	$3,313,318
12/31/24	$5,101,851	$4,320,976	$3,393,142
03/31/25	$4,491,286	$3,889,065	$3,248,182

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	7.05%	19.24%	16.21%
Russell 3000 Growth Index	7.18%	19.57%	14.55%
S&P 500 Index	8.25%	18.59%	12.50%

AssetsNet	$ 1,350,412,361
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 7,433,310
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,350,412,361
# of Issuers	45
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,433,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	53.0%
Communication Services	12.7%
Consumer Discretionary	12.3%
Financials	6.3%
Industrials	6.1%
Health Care	5.9%
Real Estate	2.7%
Consumer Staples	0.5%
Materials	0.2%
Cash and Cash Equivalents	0.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corp.	10.2%
Microsoft Corporation	7.2%
Amazon.com, Inc.	6.8%
Meta Platforms Inc.	5.2%
Space Exploration Technologies Corp.	5.2%
Apple, Inc.	4.8%
Broadcom, Inc.	4.5%
Spotify Technology SA	4.5%
Tesla, Inc.	4.3%
argenx SE	2.8%
Total	55.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000174753
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	R6
Trading Symbol	BIOUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[21]
Line Graph [Table Text Block]
	R6	Russell 3000 Growth Index	S&P 500 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$5,145,153	$5,013,342	$5,013,902
09/30/15	$4,523,069	$4,715,891	$4,691,086
12/31/15	$4,872,463	$5,050,170	$5,021,457
03/31/16	$4,494,131	$5,067,192	$5,089,140
06/30/16	$4,648,903	$5,107,720	$5,214,098
09/30/16	$4,952,715	$5,359,193	$5,414,938
12/31/16	$4,650,143	$5,423,570	$5,622,019
03/31/17	$5,355,103	$5,891,810	$5,963,059
06/30/17	$5,969,517	$6,165,965	$6,147,212
09/30/17	$6,173,243	$6,531,422	$6,422,632
12/31/17	$6,554,295	$7,028,246	$6,849,396
03/31/18	$7,160,968	$7,132,487	$6,797,402
06/30/18	$7,886,742	$7,551,371	$7,030,815
09/30/18	$8,504,580	$8,222,162	$7,572,945
12/31/18	$7,101,189	$6,879,314	$6,549,102
03/31/19	$8,624,264	$7,992,345	$7,442,915
06/30/19	$9,157,924	$8,352,161	$7,763,247
09/30/19	$8,745,019	$8,444,347	$7,895,090
12/31/19	$9,986,615	$9,345,296	$8,611,176
03/31/20	$9,327,239	$7,957,367	$6,923,556
06/30/20	$13,033,096	$10,184,915	$8,345,886
09/30/20	$15,365,949	$11,494,614	$9,091,116
12/31/20	$18,908,337	$12,921,001	$10,195,531
03/31/21	$19,074,239	$13,075,060	$10,825,093
06/30/21	$21,006,772	$14,562,978	$11,750,520
09/30/21	$20,580,807	$14,664,132	$11,818,912
12/31/21	$21,230,040	$16,260,926	$13,122,196
03/31/22	$17,832,847	$14,756,399	$12,518,770
06/30/22	$13,022,575	$11,683,119	$10,503,105
09/30/22	$12,712,860	$11,289,490	$9,990,277
12/31/22	$12,136,982	$11,550,796	$10,745,650
03/31/23	$14,314,670	$13,150,717	$11,551,257
06/30/23	$16,652,056	$14,790,985	$12,561,093
09/30/23	$15,810,016	$14,296,283	$12,149,913
12/31/23	$18,200,634	$16,310,815	$13,570,430
03/31/24	$20,988,075	$18,141,890	$15,002,917
06/30/24	$21,917,222	$19,556,151	$15,645,605
09/30/24	$22,807,654	$20,224,639	$16,566,591
12/31/24	$25,528,758	$21,604,877	$16,965,708
03/31/25	$22,472,178	$19,445,325	$16,240,911

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	7.07%	19.23%	16.22%
Russell 3000 Growth Index	7.18%	19.57%	14.55%
S&P 500 Index	8.25%	18.59%	12.50%

AssetsNet	$ 1,350,412,361
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 7,433,310
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,350,412,361
# of Issuers	45
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,433,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	53.0%
Communication Services	12.7%
Consumer Discretionary	12.3%
Financials	6.3%
Industrials	6.1%
Health Care	5.9%
Real Estate	2.7%
Consumer Staples	0.5%
Materials	0.2%
Cash and Cash Equivalents	0.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corp.	10.2%
Microsoft Corporation	7.2%
Amazon.com, Inc.	6.8%
Meta Platforms Inc.	5.2%
Space Exploration Technologies Corp.	5.2%
Apple, Inc.	4.8%
Broadcom, Inc.	4.5%
Spotify Technology SA	4.5%
Tesla, Inc.	4.3%
argenx SE	2.8%
Total	55.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000001639
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	Retail
Trading Symbol	BFTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[22]
Line Graph [Table Text Block]
	Retail	Russell 1000 Growth Index	S&P 500 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$10,351	$10,012	$10,028
09/30/15	$9,266	$9,482	$9,382
12/31/15	$10,132	$10,176	$10,043
03/31/16	$9,627	$10,252	$10,178
06/30/16	$9,627	$10,315	$10,428
09/30/16	$10,603	$10,787	$10,830
12/31/16	$9,923	$10,896	$11,244
03/31/17	$11,425	$11,867	$11,926
06/30/17	$12,395	$12,421	$12,294
09/30/17	$13,173	$13,154	$12,845
12/31/17	$13,956	$14,188	$13,699
03/31/18	$14,981	$14,389	$13,595
06/30/18	$16,044	$15,217	$14,062
09/30/18	$16,997	$16,613	$15,146
12/31/18	$14,110	$13,974	$13,098
03/31/19	$16,740	$16,223	$14,886
06/30/19	$17,836	$16,976	$15,526
09/30/19	$17,589	$17,229	$15,790
12/31/19	$18,902	$19,058	$17,222
03/31/20	$17,097	$16,371	$13,847
06/30/20	$23,563	$20,929	$16,692
09/30/20	$26,305	$23,695	$18,182
12/31/20	$28,433	$26,395	$20,391
03/31/21	$27,969	$26,643	$21,650
06/30/21	$31,809	$29,823	$23,501
09/30/21	$31,339	$30,168	$23,638
12/31/21	$31,539	$33,679	$26,244
03/31/22	$24,896	$30,634	$25,038
06/30/22	$17,278	$24,224	$21,006
09/30/22	$16,771	$23,353	$19,981
12/31/22	$15,574	$23,866	$21,491
03/31/23	$18,627	$27,294	$23,103
06/30/23	$21,592	$30,791	$25,122
09/30/23	$20,828	$29,827	$24,300
12/31/23	$24,482	$34,051	$27,141
03/31/24	$27,552	$37,938	$30,006
06/30/24	$29,105	$41,100	$31,291
09/30/24	$30,126	$42,411	$33,133
12/31/24	$33,632	$45,409	$33,931
03/31/25	$29,104	$40,883	$32,482

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	5.63%	11.23%	11.27%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
S&P 500 Index	8.25%	18.59%	12.50%

AssetsNet	$ 610,210,666
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,448,310
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$610,210,666
# of Issuers	32
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of fees waived)	$2,448,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.2%
Consumer Discretionary	20.1%
Communication Services	14.8%
Health Care	12.5%
Financials	6.6%
Industrials	1.6%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corporation	9.4%
Amazon.com, Inc.	9.0%
Meta Platforms Inc.	8.6%
Shopify, Inc.	7.4%
Intuitive Surgical, Inc.	5.3%
MercadoLibre, Inc.	4.5%
Cloudflare, Inc.	4.4%
ServiceNow, Inc.	4.0%
Alphabet, Inc.	3.2%
Tesla, Inc.	3.2%
Total	59.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000077822
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	Institutional
Trading Symbol	BFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[23]
Line Graph [Table Text Block]
	Institutional	Russell 1000 Growth Index	S&P 500 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$1,035,811	$1,001,198	$1,002,780
09/30/15	$927,835	$948,234	$938,217
12/31/15	$1,015,193	$1,017,622	$1,004,291
03/31/16	$965,274	$1,025,170	$1,017,828
06/30/16	$966,359	$1,031,465	$1,042,820
09/30/16	$1,064,569	$1,078,722	$1,082,988
12/31/16	$997,287	$1,089,624	$1,124,404
03/31/17	$1,148,671	$1,186,697	$1,192,612
06/30/17	$1,246,880	$1,242,123	$1,229,442
09/30/17	$1,326,099	$1,315,399	$1,284,526
12/31/17	$1,405,860	$1,418,833	$1,369,879
03/31/18	$1,510,038	$1,438,917	$1,359,480
06/30/18	$1,618,557	$1,521,744	$1,406,163
09/30/18	$1,715,681	$1,661,294	$1,514,589
12/31/18	$1,425,393	$1,397,356	$1,309,820
03/31/19	$1,691,807	$1,622,347	$1,488,583
06/30/19	$1,803,581	$1,697,627	$1,552,649
09/30/19	$1,779,707	$1,722,873	$1,579,018
12/31/19	$1,913,560	$1,905,845	$1,722,235
03/31/20	$1,732,088	$1,637,137	$1,384,711
06/30/20	$2,388,740	$2,092,891	$1,669,177
09/30/20	$2,668,364	$2,369,507	$1,818,223
12/31/20	$2,885,806	$2,639,468	$2,039,106
03/31/21	$2,840,373	$2,664,332	$2,165,019
06/30/21	$3,233,000	$2,982,313	$2,350,104
09/30/21	$3,187,006	$3,016,794	$2,363,782
12/31/21	$3,209,690	$3,367,873	$2,624,439
03/31/22	$2,535,060	$3,063,376	$2,503,754
06/30/22	$1,760,507	$2,422,427	$2,100,621
09/30/22	$1,709,678	$2,335,308	$1,998,055
12/31/22	$1,588,961	$2,386,573	$2,149,130
03/31/23	$1,901,440	$2,729,418	$2,310,251
06/30/23	$2,205,832	$3,079,070	$2,512,219
09/30/23	$2,129,012	$2,982,683	$2,429,983
12/31/23	$2,503,870	$3,405,121	$2,714,086
03/31/24	$2,819,814	$3,793,796	$3,000,583
06/30/24	$2,980,963	$4,110,001	$3,129,121
09/30/24	$3,087,240	$4,241,077	$3,313,318
12/31/24	$3,449,146	$4,540,946	$3,393,142
03/31/25	$2,986,080	$4,088,317	$3,248,182

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	5.90%	11.51%	11.56%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
S&P 500 Index	8.25%	18.59%	12.50%

AssetsNet	$ 610,210,666
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,448,310
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$610,210,666
# of Issuers	32
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of fees waived)	$2,448,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.2%
Consumer Discretionary	20.1%
Communication Services	14.8%
Health Care	12.5%
Financials	6.6%
Industrials	1.6%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corporation	9.4%
Amazon.com, Inc.	9.0%
Meta Platforms Inc.	8.6%
Shopify, Inc.	7.4%
Intuitive Surgical, Inc.	5.3%
MercadoLibre, Inc.	4.5%
Cloudflare, Inc.	4.4%
ServiceNow, Inc.	4.0%
Alphabet, Inc.	3.2%
Tesla, Inc.	3.2%
Total	59.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000165213
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	R6
Trading Symbol	BFTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[24]
Line Graph [Table Text Block]
	R6	Russell 1000 Growth Index	S&P 500 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$5,179,056	$5,005,990	$5,013,902
09/30/15	$4,639,175	$4,741,170	$4,691,086
12/31/15	$5,075,963	$5,088,110	$5,021,457
03/31/16	$4,826,370	$5,125,848	$5,089,140
06/30/16	$4,831,796	$5,157,324	$5,214,098
09/30/16	$5,325,556	$5,393,609	$5,414,938
12/31/16	$4,986,435	$5,448,120	$5,622,019
03/31/17	$5,746,066	$5,933,487	$5,963,059
06/30/17	$6,237,113	$6,210,615	$6,147,212
09/30/17	$6,633,207	$6,576,996	$6,422,632
12/31/17	$7,032,013	$7,094,166	$6,849,396
03/31/18	$7,552,903	$7,194,583	$6,797,402
06/30/18	$8,095,496	$7,608,722	$7,030,815
09/30/18	$8,581,118	$8,306,468	$7,572,945
12/31/18	$7,129,680	$6,986,778	$6,549,102
03/31/19	$8,461,747	$8,111,733	$7,442,915
06/30/19	$9,020,619	$8,488,134	$7,763,247
09/30/19	$8,901,248	$8,614,363	$7,895,090
12/31/19	$9,573,306	$9,529,227	$8,611,176
03/31/20	$8,663,158	$8,185,685	$6,923,556
06/30/20	$11,949,183	$10,464,456	$8,345,886
09/30/20	$13,347,292	$11,847,534	$9,091,116
12/31/20	$14,434,493	$13,197,338	$10,195,531
03/31/21	$14,207,332	$13,321,662	$10,825,093
06/30/21	$16,170,446	$14,911,563	$11,750,520
09/30/21	$15,940,481	$15,083,971	$11,818,912
12/31/21	$16,053,904	$16,839,365	$13,122,196
03/31/22	$12,680,823	$15,316,880	$12,518,770
06/30/22	$8,805,245	$12,112,136	$10,503,105
09/30/22	$8,551,108	$11,676,541	$9,990,277
12/31/22	$7,941,759	$11,932,866	$10,745,650
03/31/23	$9,507,007	$13,647,091	$11,551,257
06/30/23	$11,026,049	$15,395,352	$12,561,093
09/30/23	$10,644,845	$14,913,415	$12,149,913
12/31/23	$12,519,100	$17,025,605	$13,570,430
03/31/24	$14,095,900	$18,968,982	$15,002,917
06/30/24	$14,901,627	$20,550,007	$15,645,605
09/30/24	$15,433,003	$21,205,387	$16,566,591
12/31/24	$17,239,608	$22,704,728	$16,965,708
03/31/25	$14,927,226	$20,441,585	$16,240,911

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	5.90%	11.50%	11.56%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
S&P 500 Index	8.25%	18.59%	12.50%

AssetsNet	$ 610,210,666
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,448,310
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$610,210,666
# of Issuers	32
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of fees waived)	$2,448,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.2%
Consumer Discretionary	20.1%
Communication Services	14.8%
Health Care	12.5%
Financials	6.6%
Industrials	1.6%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corporation	9.4%
Amazon.com, Inc.	9.0%
Meta Platforms Inc.	8.6%
Shopify, Inc.	7.4%
Intuitive Surgical, Inc.	5.3%
MercadoLibre, Inc.	4.5%
Cloudflare, Inc.	4.4%
ServiceNow, Inc.	4.0%
Alphabet, Inc.	3.2%
Tesla, Inc.	3.2%
Total	59.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000130959
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	Retail
Trading Symbol	BDFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[25]
Line Graph [Table Text Block]
	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$9,830	$10,198	$10,014
09/30/15	$7,877	$8,866	$9,288
12/31/15	$7,990	$9,249	$9,870
03/31/16	$7,650	$8,816	$9,966
06/30/16	$8,425	$9,101	$10,228
09/30/16	$9,707	$9,941	$10,678
12/31/16	$9,700	$10,295	$11,127
03/31/17	$10,830	$10,846	$11,766
06/30/17	$12,083	$11,322	$12,121
09/30/17	$12,721	$12,026	$12,675
12/31/17	$13,146	$12,578	$13,478
03/31/18	$12,972	$12,867	$13,392
06/30/18	$15,146	$13,797	$13,912
09/30/18	$17,233	$14,559	$14,903
12/31/18	$13,201	$11,407	$12,772
03/31/19	$15,789	$13,363	$14,566
06/30/19	$15,953	$13,730	$15,162
09/30/19	$15,171	$13,157	$15,338
12/31/19	$16,694	$14,656	$16,734
03/31/20	$13,360	$10,880	$13,236
06/30/20	$18,573	$14,207	$16,152
09/30/20	$22,048	$15,224	$17,639
12/31/20	$27,664	$19,732	$20,229
03/31/21	$29,713	$20,694	$21,513
06/30/21	$31,494	$21,504	$23,285
09/30/21	$29,899	$20,289	$23,262
12/31/21	$28,945	$20,291	$25,420
03/31/22	$24,202	$17,729	$24,078
06/30/22	$18,704	$14,315	$20,057
09/30/22	$18,695	$14,350	$19,161
12/31/22	$18,729	$14,943	$20,537
03/31/23	$20,819	$15,850	$22,012
06/30/23	$21,541	$16,968	$23,858
09/30/23	$20,383	$15,726	$23,082
12/31/23	$22,901	$17,731	$25,868
03/31/24	$23,934	$19,075	$28,460
06/30/24	$22,045	$18,518	$29,376
09/30/24	$25,025	$20,076	$31,205
12/31/24	$26,553	$20,418	$32,027
03/31/25	$24,899	$18,148	$30,515

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	4.03%	13.26%	9.55%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 1,506,797,840
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 8,049,426
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,506,797,840
# of Issuers	54
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$8,049,426

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	30.7%
Industrials	21.1%
Health Care	18.6%
Consumer Discretionary	11.7%
Communication Services	4.2%
Financials	4.0%
Real Estate	2.7%
Cash and Cash Equivalents	7.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kratos Defense & Security Solutions, Inc.	3.8%
Exact Sciences Corp.	3.3%
Liberty Media Corporation-Liberty Live Cl C	3.2%
Guidewire Software, Inc.	2.9%
CyberArk Software Ltd.	2.9%
PAR Technology Corp.	2.9%
DraftKings, Inc.	2.7%
Clearwater Analytics Holdings, Inc.	2.7%
Mercury Systems, Inc.	2.6%
Masimo Corp.	2.6%
Total	29.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000130960
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	Institutional
Trading Symbol	BDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[26]
Line Graph [Table Text Block]
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$983,075	$1,019,769	$1,001,379
09/30/15	$788,434	$886,571	$928,787
12/31/15	$800,423	$924,868	$987,019
03/31/16	$766,573	$881,556	$996,576
06/30/16	$844,443	$910,128	$1,022,792
09/30/16	$974,357	$994,054	$1,067,771
12/31/16	$974,357	$1,029,544	$1,112,718
03/31/17	$1,088,393	$1,084,612	$1,176,624
06/30/17	$1,214,699	$1,132,214	$1,212,105
09/30/17	$1,280,378	$1,202,618	$1,267,514
12/31/17	$1,323,517	$1,257,760	$1,347,841
03/31/18	$1,306,882	$1,286,681	$1,339,154
06/30/18	$1,526,745	$1,379,741	$1,391,231
09/30/18	$1,737,929	$1,455,947	$1,490,342
12/31/18	$1,331,944	$1,140,689	$1,277,191
03/31/19	$1,594,592	$1,336,258	$1,456,552
06/30/19	$1,611,738	$1,372,978	$1,516,199
09/30/19	$1,533,801	$1,315,682	$1,533,825
12/31/19	$1,689,590	$1,465,597	$1,673,362
03/31/20	$1,352,453	$1,087,987	$1,323,635
06/30/20	$1,881,572	$1,420,737	$1,615,200
09/30/20	$2,235,878	$1,522,434	$1,763,919
12/31/20	$2,806,885	$1,973,166	$2,022,891
03/31/21	$3,016,655	$2,069,363	$2,151,282
06/30/21	$3,199,800	$2,150,429	$2,328,544
09/30/21	$3,039,246	$2,028,874	$2,326,175
12/31/21	$2,944,207	$2,029,101	$2,541,987
03/31/22	$2,464,373	$1,772,878	$2,407,810
06/30/22	$1,905,960	$1,431,523	$2,005,677
09/30/22	$1,905,960	$1,434,985	$1,916,132
12/31/22	$1,910,140	$1,494,282	$2,053,749
03/31/23	$2,124,143	$1,585,025	$2,201,215
06/30/23	$2,200,214	$1,696,809	$2,385,826
09/30/23	$2,082,345	$1,572,626	$2,308,196
12/31/23	$2,341,489	$1,773,090	$2,586,837
03/31/24	$2,448,490	$1,907,523	$2,846,022
06/30/24	$2,257,894	$1,851,840	$2,937,550
09/30/24	$2,563,851	$2,007,581	$3,120,533
12/31/24	$2,722,681	$2,041,789	$3,202,706
03/31/25	$2,554,656	$1,814,828	$3,051,477

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	4.34%	13.56%	9.83%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 1,506,797,840
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 8,049,426
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,506,797,840
# of Issuers	54
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$8,049,426

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	30.7%
Industrials	21.1%
Health Care	18.6%
Consumer Discretionary	11.7%
Communication Services	4.2%
Financials	4.0%
Real Estate	2.7%
Cash and Cash Equivalents	7.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kratos Defense & Security Solutions, Inc.	3.8%
Exact Sciences Corp.	3.3%
Liberty Media Corporation-Liberty Live Cl C	3.2%
Guidewire Software, Inc.	2.9%
CyberArk Software Ltd.	2.9%
PAR Technology Corp.	2.9%
DraftKings, Inc.	2.7%
Clearwater Analytics Holdings, Inc.	2.7%
Mercury Systems, Inc.	2.6%
Masimo Corp.	2.6%
Total	29.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000174754
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	R6
Trading Symbol	BDFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[27]
Line Graph [Table Text Block]
	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$4,915,374	$5,098,846	$5,006,895
09/30/15	$3,942,172	$4,432,854	$4,643,934
12/31/15	$4,002,116	$4,624,338	$4,935,093
03/31/16	$3,832,863	$4,407,782	$4,982,881
06/30/16	$4,222,215	$4,550,638	$5,113,960
09/30/16	$4,871,787	$4,970,272	$5,338,856
12/31/16	$4,871,787	$5,147,721	$5,563,588
03/31/17	$5,441,966	$5,423,060	$5,883,120
06/30/17	$6,073,494	$5,661,071	$6,060,526
09/30/17	$6,401,889	$6,013,091	$6,337,571
12/31/17	$6,618,449	$6,288,799	$6,739,204
03/31/18	$6,535,266	$6,433,406	$6,695,768
06/30/18	$7,634,724	$6,898,706	$6,956,157
09/30/18	$8,690,783	$7,279,734	$7,451,708
12/31/18	$6,660,594	$5,703,444	$6,385,955
03/31/19	$7,974,005	$6,681,289	$7,282,758
06/30/19	$8,059,747	$6,864,890	$7,580,994
09/30/19	$7,670,011	$6,578,411	$7,669,123
12/31/19	$8,449,057	$7,327,984	$8,366,811
03/31/20	$6,767,051	$5,439,935	$6,618,176
06/30/20	$9,409,089	$7,103,687	$8,075,999
09/30/20	$11,180,854	$7,612,172	$8,819,594
12/31/20	$14,040,149	$9,865,832	$10,114,455
03/31/21	$15,089,126	$10,346,814	$10,756,411
06/30/21	$16,000,929	$10,752,147	$11,642,719
09/30/21	$15,202,093	$10,144,370	$11,630,877
12/31/21	$14,726,990	$10,145,506	$12,709,933
03/31/22	$12,323,351	$8,864,392	$12,039,050
06/30/22	$9,530,950	$7,157,615	$10,028,383
09/30/22	$9,530,950	$7,174,925	$9,580,662
12/31/22	$9,551,851	$7,471,408	$10,268,746
03/31/23	$10,626,173	$7,925,123	$11,006,073
06/30/23	$11,002,395	$8,484,045	$11,929,129
09/30/23	$10,417,161	$7,863,131	$11,540,981
12/31/23	$11,708,856	$8,865,452	$12,934,186
03/31/24	$12,243,927	$9,537,615	$14,230,112
06/30/24	$11,290,832	$9,259,200	$14,687,751
09/30/24	$12,820,800	$10,037,905	$15,602,664
12/31/24	$13,615,046	$10,208,946	$16,013,530
03/31/25	$12,774,817	$9,074,142	$15,257,383

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	4.34%	13.55%	9.83%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

AssetsNet	$ 1,506,797,840
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 8,049,426
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,506,797,840
# of Issuers	54
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$8,049,426

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	30.7%
Industrials	21.1%
Health Care	18.6%
Consumer Discretionary	11.7%
Communication Services	4.2%
Financials	4.0%
Real Estate	2.7%
Cash and Cash Equivalents	7.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kratos Defense & Security Solutions, Inc.	3.8%
Exact Sciences Corp.	3.3%
Liberty Media Corporation-Liberty Live Cl C	3.2%
Guidewire Software, Inc.	2.9%
CyberArk Software Ltd.	2.9%
PAR Technology Corp.	2.9%
DraftKings, Inc.	2.7%
Clearwater Analytics Holdings, Inc.	2.7%
Mercury Systems, Inc.	2.6%
Masimo Corp.	2.6%
Total	29.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000196921
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	Retail
Trading Symbol	BDAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[28]
Line Graph [Table Text Block]
	Retail	S&P 500 Index
12/29/17	$10,000	$10,000
3/31/18	$10,130	$9,924
6/30/18	$10,310	$10,265
9/30/18	$10,740	$11,056
12/31/18	$9,252	$9,562
3/31/19	$10,617	$10,867
6/30/19	$11,460	$11,334
9/30/19	$11,811	$11,527
12/31/19	$13,025	$12,572
3/31/20	$10,938	$10,108
6/30/20	$13,357	$12,185
9/30/20	$14,539	$13,273
12/31/20	$15,645	$14,885
3/31/21	$16,097	$15,804
6/30/21	$18,207	$17,156
9/30/21	$18,576	$17,255
12/31/21	$20,619	$19,158
3/31/22	$18,481	$18,277
6/30/22	$15,577	$15,334
9/30/22	$14,781	$14,586
12/31/22	$15,467	$15,688
3/31/23	$17,937	$16,865
6/30/23	$19,842	$18,339
9/30/23	$19,711	$17,739
12/31/23	$22,444	$19,813
3/31/24	$24,874	$21,904
6/30/24	$26,155	$22,842
9/30/24	$27,617	$24,187
12/31/24	$28,476	$24,770
3/31/25	$26,459	$23,711

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	6.37%	19.32%	14.37%
S&P 500 Index	8.25%	18.59%	12.65%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 446,262,762
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,478,268
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$446,262,762
# of Issuers	32
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net of fees waived)	$1,478,268

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	33.5%
Information Technology	27.9%
Communication Services	11.2%
Consumer Discretionary	8.3%
Health Care	8.2%
Industrials	5.5%
Real Estate	3.9%
Consumer Staples	1.4%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Meta Platforms Inc.	7.4%
Amazon.com, Inc.	6.9%
Microsoft Corporation	6.8%
Visa, Inc.	4.9%
NVIDIA Corporation	4.8%
S&P Global, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Limited	4.2%
Broadcom, Inc.	3.9%
Alphabet, Inc.	3.8%
Apollo Global Management, Inc.	3.4%
Total	50.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000196922
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	Institutional
Trading Symbol	BDAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[29]
Line Graph [Table Text Block]
	Institutional	S&P 500 Index
12/29/17	$1,000,000	$1,000,000
3/31/18	$1,013,000	$992,409
6/30/18	$1,032,000	$1,026,487
9/30/18	$1,076,000	$1,105,637
12/31/18	$927,226	$956,158
3/31/19	$1,064,704	$1,086,653
6/30/19	$1,150,001	$1,133,421
9/30/19	$1,186,127	$1,152,670
12/31/19	$1,308,553	$1,257,217
3/31/20	$1,099,827	$1,010,827
6/30/20	$1,343,675	$1,218,485
9/30/20	$1,462,968	$1,327,287
12/31/20	$1,574,499	$1,488,530
3/31/21	$1,621,724	$1,580,445
6/30/21	$1,834,739	$1,715,556
9/30/21	$1,873,695	$1,725,541
12/31/21	$2,080,936	$1,915,818
3/31/22	$1,866,189	$1,827,719
6/30/22	$1,573,809	$1,533,435
9/30/22	$1,495,169	$1,458,563
12/31/22	$1,564,735	$1,568,846
3/31/23	$1,815,778	$1,686,464
6/30/23	$2,009,354	$1,833,898
9/30/23	$1,998,264	$1,773,866
12/31/23	$2,276,890	$1,981,259
3/31/24	$2,524,158	$2,190,400
6/30/24	$2,655,362	$2,284,231
9/30/24	$2,806,751	$2,418,694
12/31/24	$2,894,886	$2,476,964
3/31/25	$2,691,576	$2,371,145

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	6.63%	19.60%	14.64%
S&P 500 Index	8.25%	18.59%	12.65%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 446,262,762
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,478,268
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$446,262,762
# of Issuers	32
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net of fees waived)	$1,478,268

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	33.5%
Information Technology	27.9%
Communication Services	11.2%
Consumer Discretionary	8.3%
Health Care	8.2%
Industrials	5.5%
Real Estate	3.9%
Consumer Staples	1.4%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Meta Platforms Inc.	7.4%
Amazon.com, Inc.	6.9%
Microsoft Corporation	6.8%
Visa, Inc.	4.9%
NVIDIA Corporation	4.8%
S&P Global, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Limited	4.2%
Broadcom, Inc.	3.9%
Alphabet, Inc.	3.8%
Apollo Global Management, Inc.	3.4%
Total	50.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000196923
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	R6
Trading Symbol	BDAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[30]
Line Graph [Table Text Block]
	R6	S&P 500 Index
12/29/17	$5,000,000	$5,000,000
3/31/18	$5,065,000	$4,962,045
6/30/18	$5,160,000	$5,132,435
9/30/18	$5,375,000	$5,528,185
12/31/18	$4,636,130	$4,780,788
3/31/19	$5,323,522	$5,433,264
6/30/19	$5,750,006	$5,667,103
9/30/19	$5,930,634	$5,763,348
12/31/19	$6,542,764	$6,286,085
3/31/20	$5,499,133	$5,054,136
6/30/20	$6,718,375	$6,092,425
9/30/20	$7,314,841	$6,636,436
12/31/20	$7,872,497	$7,442,650
3/31/21	$8,108,621	$7,902,225
6/30/21	$9,173,694	$8,577,778
9/30/21	$9,363,447	$8,627,704
12/31/21	$10,404,682	$9,579,091
3/31/22	$9,330,943	$9,138,595
6/30/22	$7,869,045	$7,667,176
9/30/22	$7,470,804	$7,292,816
12/31/22	$7,823,676	$7,844,232
3/31/23	$9,078,892	$8,432,318
6/30/23	$10,046,769	$9,169,490
9/30/23	$9,991,318	$8,869,332
12/31/23	$11,384,447	$9,906,297
3/31/24	$12,625,837	$10,952,000
6/30/24	$13,281,855	$11,421,157
9/30/24	$14,033,754	$12,093,469
12/31/24	$14,479,487	$12,384,821
3/31/25	$13,462,939	$11,855,725

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	6.63%	19.61%	14.65%
S&P 500 Index	8.25%	18.59%	12.65%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 446,262,762
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,478,268
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$446,262,762
# of Issuers	32
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net of fees waived)	$1,478,268

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	33.5%
Information Technology	27.9%
Communication Services	11.2%
Consumer Discretionary	8.3%
Health Care	8.2%
Industrials	5.5%
Real Estate	3.9%
Consumer Staples	1.4%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Meta Platforms Inc.	7.4%
Amazon.com, Inc.	6.9%
Microsoft Corporation	6.8%
Visa, Inc.	4.9%
NVIDIA Corporation	4.8%
S&P Global, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Limited	4.2%
Broadcom, Inc.	3.9%
Alphabet, Inc.	3.8%
Apollo Global Management, Inc.	3.4%
Total	50.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Includes interest expense of $4.
[5]	Annualized.
[6]	Includes interest expense of 0.08%.
[7]	Less than 0.5%.
[8]	Includes interest expense of $4.
[9]	Annualized.
[10]	Includes interest expense of 0.08%.
[11]	Less than 0.5%.
[12]	Includes interest expense of $4.
[13]	Annualized.
[14]	Includes interest expense of 0.08%.
[15]	Less than 0.5%.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.